Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 2,655,665	₨ 2,391,957	₨ 1,995,635
Contribution to provident fund and other funds	157,314	146,709	118,101
Staff welfare expenses	26,539	22,006	28,236
Employee stock compensation expense	4,835	6,824	17,638
Employee benefits expense	2,844,353	2,567,496	2,159,610
Attributable to cost of goods sold and services rendered	1,369,598	1,126,000	923,404
Attributable to selling, general and administrative expenses	₨ 1,474,755	₨ 1,441,496	₨ 1,236,206